Loan Receivable	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Loan Receivable [Abstract]
LOAN RECEIVABLE

NOTE 4 – LOAN RECEIVABLE

In November 2024, the Company loaned $170,000 to a third party. The loan is unsecured, payable on demand and bears interest at a rate of 6.5% per annum commencing December 24, 2024.

In December 2024, the Company loaned an additional $1,300,000 to the same third party. The loan is unsecured, due on February 20, 2025, and bore interest at a rate of 8% per annum commencing January 4, 2025. In January 2025, the parties amended the agreement for the loan to be payable on demand and an interest rate of 6.5% per annum.

During the three months ended December 31, 2025, the Company recognized interest income of $8,355 on the respective loans, which is included in loan receivable in the accompanying statement of operations.

During the three months ended December 31, 2025, the Company received repayments totaling $250,000. As of December 31, 2025 and September 30, 2025, the outstanding loan receivable balance was $310,414 and $552,059, respectively.

NOTE 4 – LOAN RECEIVABLE

In November 2024, the Company loaned $170,000 to a third party. The loan is unsecured, payable on demand and bears interest at a rate of 6.5% per annum commencing December 24, 2024.

In December 2024, the Company loaned an additional $1,300,000 to the same third party. The loan is unsecured, due on February 20, 2025, and bore interest at a rate of 8% per annum commencing January 4, 2025. In January 2025, the parties amended the agreement for the loan to be payable on demand and an interest rate of 6.5% per annum.

During the year ended September 30, 2025, the Company recognized interest income of $36,685 on the respective loans, which is included in loan receivable in the accompanying statement of operations.

During the year ended September 30, 2025, the Company received repayments totaling $954,625. As of September 30, 2025 and 2024, the outstanding loan receivable balance was $552,059 and $0, respectively.